Vessels and other equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance, Historical Cost	$ 713,125	$ 355,700
Additions	257	357,425
Ending Balance, Historical Cost	713,382	713,125
Depreciation for the year	(20,987)	(20,975)
Accumulated depreciation	(55,071)	(34,084)
Vessel, net	658,311	679,041
Vessel [Member]
Beginning Balance, Historical Cost	706,458	352,433
Additions	257	354,025
Ending Balance, Historical Cost	706,715	706,458
Depreciation for the year	(19,387)	(19,375)
Accumulated depreciation	(50,871)	(31,484)
Vessel, net	655,844	674,974
Dry docking [Member]
Beginning Balance, Historical Cost	6,667	3,267
Additions	0	3,400
Ending Balance, Historical Cost	6,667	6,667
Depreciation for the year	(1,600)	(1,600)
Accumulated depreciation	(4,200)	(2,600)
Vessel, net	$ 2,467	$ 4,067